Provisions - Telefonica Spain, Germany, and S.A. Restructuring (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) year employee	Dec. 31, 2017 EUR (€)	Dec. 31, 2014 EUR (€)
Disclosure of other provisions [line items]
Addition to termination plans provision	€ 140	€ 179
Restructuring provision | Telefónica Spain
Disclosure of other provisions [line items]
Discount rate	0.41%
Average duration of plans | year	1.75
Restructuring provision | Telefónica Germany
Disclosure of other provisions [line items]
Restructuring provision	€ 48	65	€ 321
Addition to termination plans provision	€ 19	44
2003-2007 Labor Force Reduction Plan | Restructuring provision | Telefónica Spain
Disclosure of other provisions [line items]
Number of employees participating in labor force reduction plan | employee	13,870
Restructuring provision	€ 46	83
Current restructuring provision	€ 20
2011-2013 Labor Force Reduction Plan | Restructuring provision | Telefónica Spain
Disclosure of other provisions [line items]
Number of employees participating in labor force reduction plan | employee	6,830
Restructuring provision	€ 797	1,061
Current restructuring provision	275
Voluntary Termination Plan | Restructuring provision
Disclosure of other provisions [line items]
Restructuring provision	€ 100	€ 159